INCOME TAXES - Summary of Income (Loss) before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	$ 75,096	$ (59,777)	$ 530,422
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	334,409	277,764	775,790
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	(10,511)	(54,778)	(10,062)
Philippine Corporate Income Tax [Member]
Schedule Of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	(18,226)	(189,269)	(138,744)
Income Tax in Other Jurisdictions [Member]
Schedule Of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	$ (230,576)	$ (93,494)	$ (96,562)